OTHER RECEIVABLES - Allowance for Impairment of Tax Credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	$ 0	$ 269	$ 378
(Recovery) additions (note 4.4)	0	(269)	(7)
Foreign exchange	0	0	(102)
Balance at end of year	$ 0	$ 0	$ 269